As filed with the Securities and Exchange Commission on March 20, 2013

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 114	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 117	☒

Highland Funds II

(formerly Pyxis Funds II)

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

(formerly Pyxis Capital, L.P.)

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

1-972-628-4100

Mr. Ethan Powell

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

With a copy to:

Mr. Brian Mitts

c/o Highland Capital Management Fund Advisors, L.P.

200 Crescent Court, Suite 700

Dallas, Texas 75201

It is proposed that this filing be effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On April 19, 2013 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to the Highland Funds II (the “Registrant”) Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 95 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 13, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate April 19, 2013 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on March 13, 2012, which contains the Prospectus and the Statement of Additional Information describing Highland Frontier Debt Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on March 22, 2013 pursuant to the Post-Effective Amendment No. 113 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on February 22, 2013. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 20th day of March, 2013.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Timothy K. Hui* Timothy K. Hui	Trustee	March 20, 2013

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee	March 20, 2013

/s/ James F. Leary* James F. Leary	Trustee	March 20, 2013

/s/ Bryan A. Ward* Bryan A. Ward	Trustee	March 20, 2013

/s/ Ethan Powell Ethan Powell	Trustee, Executive Vice President and Secretary (Principal Executive Officer)	March 20, 2013

/s/ Brian Mitts* Brian Mitts	Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 20, 2013

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact**
March 20, 2013

** Pursuant to power of attorney filed with the SEC on July 13, 2011 as part of the Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act and Amendment No. 64 to the Registration Statement under the 1940 Act.